Schedule II - Valuation and Qualifying Accounts (Detail) - LIFO Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Year	$ 567,396	$ 624,685	$ 607,240
Additions charged to costs and expenses			17,445
Deductions	(466,834)	(57,289)
Balance at end of year	$ 100,562	$ 567,396	$ 624,685